Note 42	6 Months Ended
Jun. 30, 2021
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Abstract]
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Text Block]	Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification
The breakdown of impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification by the nature of those assets in the accompanying condensed consolidated income statements is as follows:

Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Millions of Euros)
	Notes	June 2021	June 2020
Financial assets at fair value through other comprehensive income - Debt securities	12.4	(8)	70
Financial assets at amortized cost (*)		1,587	3,502
Of which: recovery of written-off assets		(225)	(145)
Total		1,580	3,572
(*) As of June 30, 2020 the amount includes mainly the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (See Note 6.2).